RELATED PARTY TRANSACTIONS AND BALANCES - Disclosure of amounts due to directors and officers (Details) - CAD ($)	Nov. 30, 2020	Nov. 30, 2019
Disclosure of transactions between related parties [line items]
Due to directors and officers	$ 46,355	$ 10,035
Company controlled by CFO [Member]
Disclosure of transactions between related parties [line items]
Due to directors and officers	3,865	5,000
CEO of the Company [Member]
Disclosure of transactions between related parties [line items]
Due to directors and officers	823	5,035
Director [Member]
Disclosure of transactions between related parties [line items]
Due to directors and officers	$ 41,667	$ 0